Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Online game	$ 636,846	$ 652,008	$ 669,168
Online advertising	57,832	58,963	49,998
IVAS	24,385	22,357	5,402
Others	42,573	21,938	13,307
Total revenues	761,636	755,266	737,875
Cost of revenues:
Online game	156,318	142,549	93,306
Online advertising	11,565	14,838	13,827
IVAS	19,647	22,985	1,786
Others (including transactions with related parties of $1,310, $nil and $nil, respectively)	29,231	21,490	17,518
Total cost of revenues	216,761	201,862	126,437
Gross profit	544,875	553,404	611,438
Operating expenses:
Product development	170,605	194,113	119,909
Sales and marketing (including transactions with related parties of $13,390, $10,401 and $2,651, respectively)	92,355	241,307	128,830
General and administrative	80,269	107,451	57,191
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business	40,324	52,282	0
Total operating expenses	383,553	595,153	305,930
Operating profit/(loss)	161,322	(41,749)	305,508
Interest income (including transactions with related parties of $nil, $nil and $5,360, respectively)	23,777	26,091	28,455
Foreign currency exchange gain/(loss)	2,954	(668)	(5,936)
Interest expense (including transactions with related parties of $nil, $nil and $1,340, respectively)	(8,333)	(6,452)	(8,835)
Other income	64,962	4,112	3,613
Income/(Loss) before income tax expense	244,682	(18,666)	322,805
Income tax expense	54,055	2,493	36,383
Net income/(loss)	190,627	(21,159)	286,422
Less: Net income attributable to the mezzanine classified non-controlling interest shareholders	0	0	17,780
Less: Net loss attributable to the non-controlling interest shareholders	(22,157)	(17,778)	0
Net income/(loss) attributable to Changyou.com Limited	212,784	(3,381)	268,642
Net income/(loss)	190,627	(21,159)	286,422
Other comprehensive income/(loss)	(74,922)	(2,931)	33,600
Comprehensive income/(loss)	115,705	(24,090)	320,022
Comprehensive income attributable to the mezzanine classified non-controlling interest shareholders	0	0	17,780
Comprehensive loss attributable to the non-controlling interest shareholders	(22,176)	(17,778)	0
Comprehensive income/(loss) attributable to Changyou.com Limited	137,881	(6,312)	302,242
Cost of revenues [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	35	152	101
Product development [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	5,475	1,069	475
Sales and marketing [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	1,017	105	74
General and administrative [Member]
Total share-based compensation cost included in:
Allocated share-based compensation expense	$ 8,497	$ 2,788	$ 624
Ordinary shares [Member]
Operating expenses:
Basic net income/(loss) per share (in US dollars per share)	$ 2.03	$ (0.03)	$ 2.53
Diluted net income/(loss) per share (in US dollars per share)	$ 2.01	$ (0.03)	$ 2.52
Weighted average number of shares outstanding, basic (in shares)	104,924	105,722	106,252
Weighted average number of shares outstanding, diluted (in shares)	105,762	105,722	106,676
ADS [Member]
Operating expenses:
Basic net income/(loss) per share (in US dollars per share)	$ 4.06	$ (0.06)	$ 5.06
Diluted net income/(loss) per share (in US dollars per share)	$ 4.02	$ (0.06)	$ 5.04
Weighted average number of shares outstanding, basic (in shares)	52,462	52,861	53,126
Weighted average number of shares outstanding, diluted (in shares)	52,881	52,861	53,338